Liability in Respect of Government Grants (Details) - Schedule of Liability Respect of Government Grants - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Liability Respect of Government Grants [Abstract]
Beginning Balance	₪ 1,254	₪ 1,168	₪ 802
Fair value of liability related to government grants received			345
Adjustment of the liability in respect of government grants in respect of value of time and exchange rate differentials	74	86	31
Royalties payable to the IIA			(10)
Ending Balance	1,328	1,254	1,168
Current liability	694	335
Non-current liability	634	919
Total liability	₪ 1,328	₪ 1,254	₪ 1,168